Summary of Significant Accounting Policies - Additional Information (Details) $ in Millions	12 Months Ended
	Nov. 30, 2016 USD ($) CruiseShip	Nov. 30, 2015 USD ($)	Nov. 30, 2014 USD ($)	Jan. 19, 2017 CruiseShip	Dec. 01, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Number of cruise ships | CruiseShip	100
Fees, taxes, and charges	$ 540	$ 524	$ 532
Advertising expenses	630	627	$ 623
Other Intangibles	$ 1,275	$ 1,308
Subsequent Event
Property, Plant and Equipment [Line Items]
Number of cruise ships | CruiseShip				102
Adjustments for New Accounting Pronouncement
Property, Plant and Equipment [Line Items]
Other Intangibles					$ 70